Summary of Range of Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Options Outstanding, Number of Options Outstanding | shares	10,151,411	9,723,775	7,766,211	8,236,668
Options Outstanding, Weighted Average Exercise Price	$ 2.99	$ 2.89	$ 3.31	$ 3.18
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 9 months 25 days
Options Exercisable, Number of Options Exercisable | shares	9,067,006
Options Exercisable, Weighted Average Exercise Price	$ 3.03
Options Exercisable, Weighted Average Remaining Contractual Life	1 year 6 months
Exercise Price Range 1 [Member]
IfrsStatementLineItems [Line Items]
Options Outstanding, Number of Options Outstanding | shares	3,755,405
Options Outstanding, Weighted Average Exercise Price	$ 1.28
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 5 months 19 days
Options Exercisable, Number of Options Exercisable | shares	3,232,025
Options Exercisable, Weighted Average Exercise Price	$ 1.28
Options Exercisable, Weighted Average Remaining Contractual Life	2 years 2 months 23 days
Exercise Price Range 1 [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 1
Exercise Price Range 1 [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 1.99
Exercise Price Range 2 [Member]
IfrsStatementLineItems [Line Items]
Options Outstanding, Number of Options Outstanding | shares	2,283,455
Options Outstanding, Weighted Average Exercise Price	$ 2.58
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 11 months 1 day
Options Exercisable, Number of Options Exercisable | shares	2,283,455
Options Exercisable, Weighted Average Exercise Price	$ 2.58
Options Exercisable, Weighted Average Remaining Contractual Life	1 year 11 months 1 day
Exercise Price Range 2 [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 2
Exercise Price Range 2 [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 2.99
Exercise Price Range 3 [Member]
IfrsStatementLineItems [Line Items]
Options Outstanding, Number of Options Outstanding | shares	17,514
Options Outstanding, Weighted Average Exercise Price	$ 3.06
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 4 months 20 days
Options Exercisable, Number of Options Exercisable | shares	17,514
Options Exercisable, Weighted Average Exercise Price	$ 3.06
Options Exercisable, Weighted Average Remaining Contractual Life	1 year 4 months 20 days
Exercise Price Range 3 [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 3
Exercise Price Range 3 [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 3.99
Exercise Price Range 4 [Member]
IfrsStatementLineItems [Line Items]
Options Outstanding, Number of Options Outstanding | shares	1,590,037
Options Outstanding, Weighted Average Exercise Price	$ 4.46
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 8 months 23 days
Options Exercisable, Number of Options Exercisable | shares	1,029,012
Options Exercisable, Weighted Average Exercise Price	$ 4.71
Options Exercisable, Weighted Average Remaining Contractual Life	1 year 6 months 3 days
Exercise Price Range 4 [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 4
Exercise Price Range 4 [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	4.99
Exercise Price Range 5 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 5
Options Outstanding, Number of Options Outstanding | shares	2,505,000
Options Outstanding, Weighted Average Exercise Price	$ 5
Options Outstanding, Weighted Average Remaining Contractual Life	2 months 8 days
Options Exercisable, Number of Options Exercisable | shares	2,505,000
Options Exercisable, Weighted Average Exercise Price	$ 5
Options Exercisable, Weighted Average Remaining Contractual Life	2 months 8 days